Document and Entity Information	Nov. 02, 2020
Cover [Abstract]
Entity Registrant Name	HOLOGIC INC
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0000859737
Document Type	8-K
Document Period End Date	Nov. 02, 2020
Entity File Number	1-36214
Entity Tax Identification Number	04-2902449
Entity Address, Address Line One	250 Campus Drive
Entity Address, City or Town	Marlborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01752
City Area Code	(508)
Local Phone Number	263-2900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	HOLX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false